Note 26 - Reorganization Items, Net	12 Months Ended
Dec. 31, 2015
Reorganization Items Net [Abstract]
Reorganization Items Net [Text Block]

NOTE 26:  REORGANIZATION ITEMS, NET

A summary of reorganization items, net is presented in the following table:

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Professional fees	$1	$10	$19	$114
Provision for expected allowed claims	—	(1)	—	133
Net gain on reorganization adjustments	—	—	—	(1,957)
Net gain on fresh start adjustments	—	—	—	(302)
Other items, net	4	4	(3)	(14)
Reorganization items, net	$5	$13	$16	$(2,026)
Cash payments for reorganization items	$9	$21	$85	$210

Subsequent to the Effective Date, costs directly attributable to the implementation of the Plan are reported as Reorganization items, net. The cash payments for reorganization items for the eight months ended August 31, 2013 includes $84 million of claims related to liabilities subject to compromise paid on the Effective Date. Refer to Note 25, “Fresh Start Accounting” for additional information on the net gain on reorganization and fresh start adjustments.